Supplement Dated January 9, 2019
To The Prospectus Dated April 30, 2018, as Amended

JNL® Series Trust

Please note that the changes impact your variable annuity and/or variable life product(s).

Effective January 1, 2019, in the section entitled "Tax Status," under subsection "Partnership Funds," please add the following before the first paragraph:

Effective January 1, 2019, the Board of Trustees approved the following Funds to change their U.S. federal income tax status from a regulated investment company to a partnership:

JNL/American Funds Balanced Fund	JNL/Invesco Global Real Estate Fund
JNL/American Funds Global Bond Fund	JNL/Invesco Small Cap Growth Fund
JNL/American Funds Global Small Capitalization Fund	JNL/JPMorgan MidCap Growth Fund
JNL/American Funds International Fund	JNL/JPMorgan U.S. Government & Quality Bond Fund
JNL/American Funds New World Fund	JNL/Mellon Capital MSCI KLD 400 Social Index Fund
JNL Multi-Manager Alternative Fund	JNL/Mellon Capital S&P 400 MidCap Index Fund
JNL Multi-Manager Mid Cap Fund	JNL/Mellon Capital Small Cap Index Fund
JNL Multi-Manager Small Cap Growth Fund	JNL/MFS Mid Cap Value Fund
JNL Multi-Manager Small Cap Value Fund	JNL/PIMCO Real Return Fund
JNL/AB Dynamic Asset Allocation Fund	JNL/PPM America Floating Rate Income Fund
JNL/AQR Large Cap Relaxed Constraint Equity Fund	JNL/PPM America High Yield Bond Fund
JNL/AQR Managed Futures Strategy Fund	JNL/PPM America Mid Cap Value Fund
JNL/BlackRock Global Allocation Fund	JNL/PPM America Small Cap Value Fund
JNL/BlackRock Global Natural Resources Fund	JNL/PPM America Total Return Fund
JNL/BlackRock Large Cap Select Growth Fund	JNL/PPM America Value Equity Fund
JNL/Boston Partners Global Long Short Equity Fund	JNL/Scout Unconstrained Bond Fund
JNL/Crescent High Income Fund	JNL/T. Rowe Price Established Growth Fund
JNL/DFA U.S. Core Equity Fund	JNL/T. Rowe Price Mid-Cap Growth Fund
JNL/DoubleLine® Emerging Markets Fixed Income Fund	JNL/T. Rowe Price Short-Term Bond Fund
JNL/DoubleLine® Shiller Enhanced CAPE® Fund	JNL/T. Rowe Price Value Fund
JNL/FPA + DoubleLine® Flexible Allocation Fund	JNL/Westchester Capital Event Driven Fund
JNL/Franklin Templeton Income Fund	JNL/WMC Balanced Fund
JNL/Franklin Templeton Mutual Shares Fund	JNL/WMC Value Fund

This Supplement is dated January 9, 2019.

Supplement Dated January 9, 2019
To The Statement of Additional Information
Dated August 13, 2018

JNL Series Trust

Please note that the changes impact your variable annuity and/or variable life product(s).

Effective January 1, 2019, on page 337, in the section entitled "Tax Status," under subsection "Partnership Funds," please add the following before the first paragraph:

Effective January 1, 2019, the Board of Trustees approved the following Funds to change their U.S. federal income tax status from a regulated investment company to a partnership:

JNL/American Funds Balanced Fund	JNL/Invesco Global Real Estate Fund
JNL/American Funds Global Bond Fund	JNL/Invesco Small Cap Growth Fund
JNL/American Funds Global Small Capitalization Fund	JNL/JPMorgan MidCap Growth Fund
JNL/American Funds International Fund	JNL/JPMorgan U.S. Government & Quality Bond Fund
JNL/American Funds New World Fund	JNL/Mellon Capital MSCI KLD 400 Social Index Fund
JNL Multi-Manager Alternative Fund	JNL/Mellon Capital S&P 400 MidCap Index Fund
JNL Multi-Manager Mid Cap Fund	JNL/Mellon Capital Small Cap Index Fund
JNL Multi-Manager Small Cap Growth Fund	JNL/MFS Mid Cap Value Fund
JNL Multi-Manager Small Cap Value Fund	JNL/PIMCO Real Return Fund
JNL/AB Dynamic Asset Allocation Fund	JNL/PPM America Floating Rate Income Fund
JNL/AQR Large Cap Relaxed Constraint Equity Fund	JNL/PPM America High Yield Bond Fund
JNL/AQR Managed Futures Strategy Fund	JNL/PPM America Mid Cap Value Fund
JNL/BlackRock Global Allocation Fund	JNL/PPM America Small Cap Value Fund
JNL/BlackRock Global Natural Resources Fund	JNL/PPM America Total Return Fund
JNL/BlackRock Large Cap Select Growth Fund	JNL/PPM America Value Equity Fund
JNL/Boston Partners Global Long Short Equity Fund	JNL/Scout Unconstrained Bond Fund
JNL/Crescent High Income Fund	JNL/T. Rowe Price Established Growth Fund
JNL/DFA U.S. Core Equity Fund	JNL/T. Rowe Price Mid-Cap Growth Fund
JNL/DoubleLine® Emerging Markets Fixed Income Fund	JNL/T. Rowe Price Short-Term Bond Fund
JNL/DoubleLine® Shiller Enhanced CAPE® Fund	JNL/T. Rowe Price Value Fund
JNL/FPA + DoubleLine® Flexible Allocation Fund	JNL/Westchester Capital Event Driven Fund
JNL/Franklin Templeton Income Fund	JNL/WMC Balanced Fund
JNL/Franklin Templeton Mutual Shares Fund	JNL/WMC Value Fund

This supplement is dated January 9, 2019.